Other Disclosures - Remuneration To Board of Directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholdings By Board Of Director And Executive Management Line Items
Share-based compensation expenses	kr 2.0	kr 2.0	kr 2.0
Total	127.0	111.0	93.0
Board of Directors
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	6.2	6.2	4.8
Committee fees	2.1	2.3	2.3
Share-based compensation expenses	4.3	3.9	4.6
Total	12.6	12.4	11.7
Deirdre P. Connelly
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	1.2	1.2	1.1
Committee fees	0.5	0.5	0.5
Share-based compensation expenses	0.9	0.7	0.7
Total	2.6	2.4	2.3
Pernille Erenbjerg
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.9	0.9	0.7
Committee fees	0.4	0.4	0.4
Share-based compensation expenses	0.7	0.5	0.4
Total	2.0	1.8	1.5
Anders Gersel Pedersen
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.6	0.6	0.4
Committee fees	0.4	0.4	0.4
Share-based compensation expenses	0.5	0.4	0.5
Total	1.5	1.4	1.3
Paolo Paoletti
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.6	0.6	0.4
Committee fees	0.3	0.3	0.3
Share-based compensation expenses	0.5	0.4	0.4
Total	1.4	1.3	1.1
Rolf Hoffmann
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.6	0.6	0.4
Committee fees	0.3	0.4	0.3
Share-based compensation expenses	0.5	0.4	0.5
Total	1.4	1.4	1.2
Elizabeth O Farrell
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.5
Committee fees	0.2
Share-based compensation expenses	0.6
Total	1.3
Jonathan Peacock
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee		0.5	0.3
Committee fees		0.3	0.3
Share-based compensation expenses		0.6	0.4
Total		1.4	1.0
Mats Pettersson
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee			0.3
Committee fees			0.1
Share-based compensation expenses			1.6
Total			2.0
Mijke Zachariasse
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.6	0.6	0.4
Share-based compensation expenses	0.4	0.3	0.1
Total	1.0	0.9	0.5
Martin Schultz
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.5
Total	0.5
Takahiro Hamatani
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.5
Total	0.5
Peter Storm Kristensen
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.1	0.6	0.4
Share-based compensation expenses	0.1	0.4	0.4
Total	0.2	1.0	0.8
Rima Bawarshi Nassar
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.1	0.6	0.1
Share-based compensation expenses	0.1	0.2
Total	kr 0.2	kr 0.8	0.1
Daniel J. Bruno
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee			0.3
Share-based compensation expenses			(0.4)
Total			kr (0.1)